SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net loss per share

A reconciliation of net loss per share is as follows for the three months ended September 30, 2023:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(2,801,485)	(42,022)	(700,371)	(3,543,878)
Net loss to common stock	$(2,801,485)	$(42,022)	$(700,371)	$(3,543,878)

Weighted average shares outstanding, basic and diluted	9,200,000	138,000	2,300,000

Basic and diluted net loss per share	$(0.30)	$(0.30)	$(0.30)

A reconciliation of net loss per share is as follows for the nine months ended September 30, 2023:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(7,347,556)	(110,213)	(1,836,889)	(9,294,658)
Net loss to common stock	$(7,347,556)	$(110,213)	$(1,836,889)	$(9,294,658)

Weighted average shares outstanding, basic and diluted	9,200,000	138,000	2,300,000

Basic and diluted net loss per share	$(0.80)	$(0.80)	$(0.80)

A reconciliation of net loss per share is as follows for the three months ended September 30, 2022:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(142,860)	(2,143)	(35,715)	(180,718)
Net loss to common stock	$(142,860)	$(2,143)	$(35,715)	$(180,718)

Weighted average shares outstanding, basic and diluted	9,200,000	138,000	2,300,000

Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.02)

A reconciliation of net loss per share is as follows for the nine months ended September 30, 2022:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(455,438)	(6,832)	(206,548)	(668,818)
Net loss to common stock	$(455,438)	$(6,832)	$(206,548)	$(668,818)

Weighted average shares outstanding, basic and diluted	4,751,648	71,275	2,154,945

Basic and diluted net loss per share	$(0.10)	$(0.10)	$(0.10)

A reconciliation of net loss per share is as follows for the year ended December 31, 2022:

	Class A
	subject to
	possible
	redemption	Class A	Class B	Totals
Allocation of undistributable losses	(2,711,247)	(40,669)	(1,011,722)	(3,763,638)
Net loss to common stock	$(2,711,247)	$(40,669)	$(1,011,722)	$(3,763,638)
Weighted average shares outstanding, basic and diluted	5,872,877	88,093	2,191,507
Basic and diluted net loss per share	$(0.46)	$(0.46)	$(0.46)

A reconciliation of net loss per share is as follows for the period from September 23, 2021 (inception) through December 31, 2021:

Class B
Allocation of undistributable losses	(19,889)
Net loss to common stock	$(19,889)
Weighted average shares outstanding, basic and diluted	2,000,000
Basic and diluted net loss per share	$(0.01)

Schedule of reconciliation of Class A common stock subject to possible redemption

The reconciliation of Class A common stock subject to possible redemption as of September 30, 2023 and December 31, 2022 is as follows:

Gross proceeds from sale of Public Units	$92,000,000
Less: Proceeds allocated to Public Warrants (Note 3)	(1,613,009)
Less: Proceeds allocated to Rights (Note 3)	(4,301,659)
Less: Proceeds allocated to underwriter’s overallotment option (Note 7)	(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption	(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption	15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	848,637
Class A common stock subject to possible redemption as of December 31, 2022	$93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to First and Second Extension Payment	1,840,000
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	2,561,072
Class A common stock subject to possible redemption as of September 30, 2023	$98,169,709

The reconciliation of Class A common stock subject to possible redemption as of December 31, 2022 is as follows:

Gross proceeds from sale of Public Units	$92,000,000
Less: Proceeds allocated to Public Warrants (Note 3)	(1,613,009)
Less: Proceeds allocated to Rights (Note 3)	(4,301,659)
Less: Proceeds allocated to underwriter’s overallotment option (Note 7)	(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption	(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption	15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned, net	848,637
Class A common stock subject to possible redemption	$93,768,637

Schedule of fair value of the overallotment liability determined using the Black Scholes option pricing model based on assumptions

Risk-free interest rate	0.73%
Dividend rate	0.00%
Volatility	5.00%
Expected life (in years)	0.12

Schedule of changes in Level 3 liabilities measured at fair value on a recurring basis

Forward
Purchase
Agreement
Liability
Balance at January 1, 2023	$2,770,000
Change in fair value of Forward Purchase Agreement Liability	560,000
Balance at March 31, 2023	$3,330,000
Change in fair value of Forward Purchase Agreement Liability	5,540,000
Balance at June 30, 2023	$8,870,000
Change in fair value of Forward Purchase Agreement Liability	4,210,000
Balance at September 30, 2023	$13,080,000

		Forward Purchase
	Overallotment	Agreement
	liability	Liability
Balance at January 1, 2022	$—	—
Issuance of overallotment option	52,147
Exercise of overallotment option	(52,147)
Loss on change in fair value of Forward Purchase Agreement liability		2,770,000
Balance at December 31, 2022	$—	2,770,000